Financial Instruments by Category	12 Months Ended
Mar. 31, 2025
Financial Instruments by Category [Abstract]
Financial instruments by category
23.	Financial instruments by category

At the reporting date, the aggregate carrying amount of financial assets and receivables and financial liabilities at amortized cost were as follows:

	March 31, 2024	March 31, 2025
	US$	US$
Financial assets measured at amortized cost
Trade and other receivables	719,435	1,260,935
Amounts due from related parties	2,053,318	1,053,708
Loans to related parties	4,001,174	4,291,215
Cash and bank balances	235,348	102,697
	7,009,275	6,708,555

Financial liabilities measured at amortized cost
Trade and other payables	2,002,288	4,252,009
Lease liabilities	243,264	168,548
Borrowings	7,184,114	5,088,600
	9,429,666	9,509,157